Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
10.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2022	2023

Technical service fee payable	$438	$2,174
Payroll payable	1,884	820
Value added taxes and other taxes payable	993	750
Subscription amount received for unvested restricted shares	913	592
Other accrued expenses	621	473
	$4,849	$4,809